Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies
Rent expense	$ 783,000	$ 798,000	$ 802,000
Future minimum lease payments, Operating leases
2017	753,000
2018	781,000
2019	756,000
2020	514,000
Total minimum payments	2,804,000
Future minimum lease payments, Purchase commitments
2017	760,000
2018	344,000
Total minimum payments	1,104,000
Future minimum lease payments, Total
2017	1,513,000
2018	1,125,000
2019	756,000
2020	514,000
Total minimum payments	$ 3,908,000